Warrants (Details) - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 22, 2016
Warrants
Warrants Issued (in shares)	7,428,571
Warrants Outstanding (in shares)	7,428,571
Warrants in connection with private equity placement
Warrants
Exercise Price (in dollars per share)	$ 2.50	$ 2.50
Warrants Issued (in shares)	7,000,000
Warrants Outstanding (in shares)	7,000,000
Warrants in connection with loan agreement
Warrants
Exercise Price (in dollars per share)	$ 2.45
Warrants Issued (in shares)	428,571
Warrants Outstanding (in shares)	428,571